UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—89.04%
California Educational Facilities Authority Revenue
(St. Marys), (NATL-RE Insured),
0.280%, VRD	2,580,000	2,580,000
California Educational Facilities Authority Revenue (University of Southern California), Series A (Barclays Capital Municipal Trust Receipts Series 11B),
0.220%, VRD[1,2]	5,200,000	5,200,000
California Educational Facilities Authority Revenue (Wells Fargo Stage Trust Floater Certificates),
Series 42C,
0.240%, VRD[1,2]	10,080,000	10,080,000
California Health Facilities Financing Authority Revenue Refunding (Lucille Salter),
Series B,
0.210%, VRD	5,790,000	5,790,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-1,
0.210%, VRD	21,400,000	21,400,000
Series B-2,
0.230%, VRD	14,800,000	14,800,000
California Health Facilities Financing Authority Revenue (Scripps Health),
Series F,
0.200%, VRD	5,350,000	5,350,000
California Housing Finance Agency Revenue (Home Mortgage),
Series H,
0.230%, VRD[3]	11,800,000	11,800,000
California Infrastructure & Economic Development Bank Revenue (California Academy),
Series A,
0.170%, VRD	6,250,000	6,250,000
Series C,
0.170%, VRD	6,000,000	6,000,000
Series E,
0.170%, VRD	5,450,000	5,450,000
California Infrastructure & Economic Development Bank Revenue (Jewish Community Center),
Series A,
0.240%, VRD	23,680,000	23,680,000
California Infrastructure & Economic Development Bank Revenue (JSerra Catholic High School Project),
Series B,
0.190%, VRD	18,065,000	18,065,000
California Infrastructure & Economic Development Bank Revenue (Orange County Performing Arts),
Series A,
0.250%, VRD	3,740,000	3,740,000
Series B,
0.190%, VRD	3,435,000	3,435,000
California Infrastructure & Economic Development Bank Revenue (Rand Corp),
Series B,
0.250%, VRD	1,970,000	1,970,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of National History Foundation),
Series B,
0.170%, VRD	11,800,000	11,800,000
California Infrastructure & Economic Development Bank Revenue Refunding (Pacific Gas & Electric),
Series D,
0.160%, VRD	3,900,000	3,900,000
California Infrastructure & Economic Development Bank Revenue (Santa Barbara Performing Arts),
0.250%, VRD	2,715,000	2,715,000
California Municipal Finance Authority Revenue (Chevron USA - Recovery Zone Bonds),
Series A,
0.180%, VRD	6,170,000	6,170,000
Series B,
0.160%, VRD	20,300,000	20,300,000
Series C,
0.180%, VRD	4,200,000	4,200,000
California Municipal Finance Authority Revenue (Westmont College),
Series A,
0.250%, VRD	5,000,000	5,000,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric),
Series C,
0.230%, VRD	12,800,000	12,800,000
Series E,
0.170%, VRD	4,800,000	4,800,000
California School Cash Reserve Program Authority,
Series R,
2.500%, due 12/30/11	5,000,000	5,069,750
California State Economic Recovery,
Series C-1,
0.160%, VRD	10,100,000	10,100,000
Series C-2,
0.170%, VRD	2,300,000	2,300,000
Series C-3,
0.170%, VRD	13,000,000	13,000,000
Series C-4,
0.170%, VRD	10,480,000	10,480,000
Series C-5,
0.180%, VRD	4,625,000	4,625,000
Series C-11,
0.230%, VRD	4,400,000	4,400,000
California State Enterprise Development Authority Revenue (Robert Louise Stevenson School),
0.220%, VRD	7,650,000	7,650,000
California State, Series A,
Subseries A1-1,
0.200%, VRD	23,000,000	23,000,000
Subseries A1-2,
0.200%, VRD	10,000,000	10,000,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments),
Series K (FHLMC Insured),
0.210%, VRD	7,035,000	7,035,000
California Statewide Communities Development Authority Revenue Refunding (Los Angeles County Museum of Art),
Series D,
0.170%, VRD	6,900,000	6,900,000
California Statewide Communities Development Authority Revenue (Sweep Loan Program),
Series A,
0.230%, VRD	2,440,000	2,440,000
California Statewide Communities Development Authority Revenue (University of San Diego),
0.230%, VRD	7,000,000	7,000,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.250%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series F (Bank of America Austin Certificates,
Series 2008-1058),
0.310%, VRD[1,2]	6,750,000	6,750,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project)
Series H, (FNMA Insured),
0.230%, VRD	10,655,000	10,655,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069)
(AGM-CR FGIC Insured),
0.250%, VRD[1,2]	15,000,000	15,000,000
East Bay Municipal Utility District Water Systems Revenue Refunding,
Subseries A-2 (Mandatory Put 03/01/12 @ 100),
0.280%, VRD	4,000,000	4,000,000
Eastern Municipal Water District Water & Sewer Revenue Certificates of Participation Refunding,
Series D,
0.200%, VRD	5,965,000	5,965,000
Elsinore Valley Municipal Water District Certificates of Participation Refunding,
Series B,
0.230%, VRD	16,800,000	16,800,000
Fremont Certificates of Participation (Capital Improvement Financing Project),
0.220%, VRD	7,035,000	7,035,000
Fresno Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,630,000	5,647,908
Grand Terrace Community Redevelopment Agency Multi-Family Revenue (Housing Mount Vernon Villas), (FNMA Insured),
0.230%, VRD	6,830,000	6,830,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Hemet Unified School District Certificates of Participation (School Facilities Project),
0.220%, VRD	3,970,000	3,970,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.240%, VRD	3,345,000	3,345,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore),
Series A (FNMA Insured),
0.230%, VRD	5,000,000	5,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding (Property A 1st Tier),
Series A-3,
0.290%, VRD	16,565,000	16,565,000
Los Angeles County Tax & Revenue Anticipation Notes,
2.000%, due 04/21/11	3,000,000	3,002,289
2.000%, due 06/30/11	5,000,000	5,014,056
Los Angeles Department of Water & Power Revenue (Power System),
Subseries A-8,
0.250%, VRD	10,170,000	10,170,000
Los Angeles Department of Water & Power Waterworks Revenue,
Subseries B-2,
0.200%, VRD	1,100,000	1,100,000
Los Angeles Unified School District Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 06/30/11	5,000,000	5,016,282
Los Angeles Wastewater Systems Revenue Refunding, Series A (Barclays Capital Municipal Trust Receipts
Series 2W),
0.230%, VRD[1,2]	3,750,000	3,750,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.230%, VRD	3,400,000	3,400,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments),
Series A (FNMA Insured),
0.210%, VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Refunding (Special),
Series A,
0.180%, VRD	10,000,000	10,000,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle
Class A Certificates 20070071),
0.250%, VRD[1,2]	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A-1,
0.200%, VRD	3,650,000	3,650,000
Metropolitan Water District Southern California Waterworks Revenue,
Series B-4,
0.200%, VRD	10,000,000	10,000,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Murrieta Valley Unified School District Certificates of Participation
(School Facilities Bridge Funding Program),
0.230%, VRD	21,450,000	21,450,000
Orange County Apartment Development Revenue Refunding (Villas La Paz),
Series F (FNMA Insured),
0.220%, VRD	8,630,000	8,630,000
Orange County Apartment Development Revenue Refunding (WLCO LF Issue G),
Series 3 (FNMA Insured),
0.220%, VRD	1,200,000	1,200,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z),
(AGM Insured),
0.250%, VRD[1,2]	1,075,000	1,075,000
Orange County Water District Revenue Certificates of Participation,
Series A,
0.200%, VRD	34,415,000	34,415,000
Riverside County Housing Authority Multi-Family Housing Revenue Refunding (Amanda Park Project),
Series A (FHLMC Insured),
0.250%, VRD[3]	12,600,000	12,600,000
Sacramento County Sanitation District Financing Authority Revenue Refunding (Sub Lien-Sanitation District),
Series B,
0.240%, VRD	9,525,000	9,525,000
Sacramento Transportation Authority Sales Tax Revenue (Limited Tax-Measure A),
Series A,
0.200%, VRD	29,050,000	29,050,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments),
Series A (FNMA Insured),
0.210%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage – Mountain View),
Series A (FNMA Insured),
0.230%, VRD	3,650,000	3,650,000
San Diego County Certificates of Participation (San Diego Foundation),
0.230%, VRD	4,060,000	4,060,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series B,
0.240%, VRD	7,260,000	7,260,000
San Diego Unified School District Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 06/30/11	5,000,000	5,017,513
San Francisco City & County Unified School District Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	3,500,000	3,513,483

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)
Santa Barbara County Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,019,891
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project),
Series A,
0.250%, VRD	425,000	425,000
Santa Clara Electrical Revenue,
Subseries B,
0.250%, VRD	29,285,000	29,285,000
Santa Clara Valley Transportation Authority Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-11227)
(AMBAC Insured),
0.250%, VRD[1,2]	11,740,000	11,740,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series B,
0.260%, VRD	10,670,000	10,670,000
Sequoia Union High School District (JP Morgan PUTTERs, Series 2478Z) (AGM Insured),
0.250%, VRD[1,2]	1,500,000	1,500,000
Sequoia Union High School District (Morgan Stanley Floater Certificates),
Series 2160 (AGM Insured),
0.280%, VRD[1,2]	4,110,000	4,110,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (AGM Insured),
0.250%, VRD[1,2]	3,695,000	3,695,000
Torrance Revenue (Torrance Memorial Medical Center),
Series B,
0.230%, VRD	6,700,000	6,700,000
Turlock Irrigation District Revenue,
Series A,
0.370%, VRD	3,655,000	3,655,000
Ventura County Tax & Revenue Anticipation Notes,
2.000%, due 07/01/11	10,000,000	10,040,215

Total municipal bonds and notes (cost—$765,356,387)		765,356,387

Tax-exempt commercial paper—10.21%
California State University,
0.280%, due 05/04/11	5,000,000	5,000,000
Los Angeles Co. Capital Asset Lease,
0.300%, due 06/01/11	12,000,000	12,000,000
Los Angeles County Metropolitan Transportation,
0.270%, due 05/05/11	8,000,000	8,000,000
Los Angeles Department of Water,
0.280%, due 04/12/11	5,000,000	5,000,000
0.270%, due 05/05/11	5,000,000	5,000,000
0.300%, due 06/14/11	5,000,000	5,000,000
Los Angeles Harbor Department,
0.280%, due 04/07/11	8,000,000	8,000,000
0.320%, due 04/07/11	2,000,000	2,000,000
Orange County Teeter Plan,
0.320%, due 04/07/11	9,700,000	9,700,000
Riverside County Teeter Plan,
0.280%, due 06/03/11	23,107,000	23,107,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)
Santa Clara County Teeter Plan,
0.260%, due 04/07/11	5,000,000	5,000,000

Total tax-exempt commercial paper (cost—$87,807,000)		87,807,000

Total investments (cost—$853,163,387 which approximates cost for federal income tax purposes)[4]—99.25%		853,163,387

Other assets in excess of liabilities—0.75%		6,408,457

Net assets (applicable to 859,984,975 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		859,571,844

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 9.61% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[3]	Security subject to Alternative Minimum Tax.
[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2011 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s investments.

	Unadjusted quoted prices
	in active markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	—	765,356,387	—	765,356,387
Tax-exempt commercial paper	—	87,807,000	—	87,807,000

Total	—	853,163,387	—	853,163,387

Weighted average maturity — 14 days

For more information regarding the Fund’s significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2010.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—92.91%
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital),
0.250%, VRD	8,500,000	8,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.250%, VRD	2,470,000	2,470,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.180%, VRD	3,000,000	3,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.210%, VRD	21,800,000	21,800,000
0.230%, VRD	3,800,000	3,800,000
Series A-2,
0.230%, VRD	1,000,000	1,000,000
Series B,
0.210%, VRD	9,800,000	9,800,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University),
Series B-1,
0.230%, VRD	10,000,000	10,000,000
New York State Dormitory Authority Revenue (Rockefeller University),
Series A,
0.220%, VRD	1,700,000	1,700,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series D,
0.180%, VRD	2,600,000	2,600,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University),
Series A,
0.210%, VRD	6,870,000	6,870,000
Series B,
0.210%, VRD	4,940,000	4,940,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library),
Series A,
0.210%, VRD	15,735,000	15,735,000
Series B,
0.210%, VRD	4,770,000	4,770,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester),
Series A,
0.180%, VRD	7,640,000	7,640,000
Series B,
0.180%, VRD	9,765,000	9,765,000
New York State Dormitory Authority Revenue (Wagner College),
0.200%, VRD	3,170,000	3,170,000
New York State Dormitory Authority State Personal Income Tax Revenue, Series F (JP Morgan PUTTERs, Series 3239),
0.250%, VRD[1,2]	3,600,000	3,600,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.250%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A (FHLMC Insured),
0.210%, VRD	4,900,000	4,900,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing),
Series A (FNMA Insured),
0.240%, VRD	29,700,000	29,700,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A (FNMA Insured),
0.240%, VRD	17,075,000	17,075,000
New York State Housing Finance Agency Revenue (Baisley Park Gardens),
Series A,
0.240%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue (Normandie Court I Project),
0.240%, VRD	29,660,000	29,660,000
New York State Housing Finance Agency Revenue (North End), Series A (FNMA Insured),
0.240%, VRD	6,200,000	6,200,000
New York State Housing Finance Agency Revenue (West 37th Street Housing),
Series A,
0.230%, VRD	4,200,000	4,200,000
Series B,
0.230%, VRD	15,700,000	15,700,000
New York State Power Authority Revenue & General Purpose (Consented) (Mandatory Put 09/01/11 @ 100),
0.320%, VRD	5,100,000	5,100,000
New York State Urban Development Corp. Revenue Refunding (Service Contract),
Series A-5,
0.210%, VRD	8,200,000	8,200,000
New York State Urban Development Corp. Revenue State Facilities,
Series A3A,
0.280%, VRD	9,800,000	9,800,000
Series A3B,
0.320%, VRD	18,400,000	18,400,000
Series A3C,
0.280%, VRD	2,200,000	2,200,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W),
0.230%, VRD[1,2]	6,835,000	6,835,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.),
Series B,
0.210%, VRD	6,000,000	6,000,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Bayport-Blue Point Union Free School District Tax Anticipation Notes,
1.250%, due 06/30/11	5,000,000	5,010,510
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.220%, VRD	11,600,000	11,600,000
Cold Spring Harbor Central School District Tax Anticipation Notes,
1.250%, due 06/30/11	6,000,000	6,013,303
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College),
Series A,
0.200%, VRD	4,635,000	4,635,000
0.240%, VRD	5,935,000	5,935,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.),
0.240%, VRD	2,100,000	2,100,000
Erie County Fiscal Stability Authority Bond Anticipation Notes,
1.250%, due 07/29/11	5,000,000	5,014,155
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.),
Series A,
0.250%, VRD	9,780,000	9,780,000
Herricks Union Free School District Tax Anticipation Notes,
1.250%, due 06/24/11	4,000,000	4,008,449
Jericho Union Free School District Tax Anticipation Notes,
1.500%, due 06/17/11	10,000,000	10,022,031
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas),
Series A,
0.250%, VRD	2,068,000	2,068,000
Long Island Power Authority Electric Systems Revenue,
Subseries 1-B,
0.180%, VRD	5,300,000	5,300,000
Subseries 3-A,
0.260%, VRD	15,000,000	15,000,000
Metropolitan Transportation Authority Dedicated Tax Fund Refunding,
Subseries B-1,
0.220%, VRD	5,950,000	5,950,000
Subseries B-2,
0.220%, VRD	9,100,000	9,100,000
Subseries B-3,
0.220%, VRD	2,700,000	2,700,000
Metropolitan Transportation Authority Revenue,
Subseries E-2,
0.220%, VRD	300,000	300,000
Miller Place Union Free School District Tax Anticipation Notes,
1.500%, due 06/30/11	5,000,000	5,012,257

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Monroe County Industrial Development Agency Civic Facility Revenue (Rochester Presbyterian Project),
0.250%, VRD	7,500,000	7,500,000
Nassau Health Care Corp. Revenue,
0.200%, VRD	3,000,000	3,000,000
New York City Health & Hospital Corp. Revenue (Health Systems),
Series C,
0.210%, VRD	1,600,000	1,600,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A (FNMA Insured),
0.240%, VRD	5,000,000	5,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Elliott Chelsea Development),
Series A,
0.230%, VRD	420,000	420,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments),
Series A,
0.220%, VRD	1,955,000	1,955,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest),
Series A,
0.290%, VRD	34,355,000	34,355,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured),
0.220%, VRD	2,100,000	2,100,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A (FNMA Insured),
0.240%, VRD	11,100,000	11,100,000
New York City Industrial Development Agency Civic Facility Revenue (Jamaica First Parking LLC Project),
0.240%, VRD	3,955,000	3,955,000
New York City Industrial Development Agency Civic Facility Revenue (New York Psychotherapy),
0.230%, VRD	2,820,000	2,820,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.180%, VRD	17,570,000	17,570,000
Series BB-5,
0.170%, VRD	2,700,000	2,700,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (JP Morgan PUTTERs, Series 2559),
0.250%, VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue,
Series C (JP Morgan PUTTERs, Series 3236),
0.250%, VRD[1,2]	7,010,000	7,010,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)
Series D (JP Morgan PUTTERs, Series 3240),
0.250%, VRD[1,2]	2,040,000	2,040,000
Series F-1,
0.240%, VRD	14,900,000	14,900,000
New York City,
Subseries A-3,
0.220%, VRD	3,000,000	3,000,000
Subseries H-1,
0.180%, VRD	6,695,000	6,695,000
Subseries H-2,
0.270%, VRD	2,900,000	2,900,000
Subseries H-4,
0.190%, VRD	2,100,000	2,100,000
Subseries L-6,
0.170%, VRD	13,905,000	13,905,000
New York City Transitional Finance Authority (New York City Recovery), Series 3,
Subseries 3-B,
0.170%, VRD	21,475,000	21,475,000
Subseries 3-F,
0.180%, VRD	10,000,000	10,000,000
New York City Transitional Finance Authority Revenue (Future Tax Secured),
Series A-2,
0.210%, VRD	8,500,000	8,500,000
New York City Trust for Cultural Resources Revenue (Lincoln Center of Arts),
Series B-1,
0.210%, VRD	700,000	700,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art),
Series A1,
0.210%, VRD	8,200,000	8,200,000
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History),
Series A1,
0.240%, VRD	4,700,000	4,700,000
Series A2,
0.200%, VRD	12,340,000	12,340,000
New York City Trust for Cultural Resources Revenue Refunding (Lincoln Center),
Series A-1,
0.240%, VRD	22,290,000	22,290,000
Series A-2,
0.200%, VRD	15,445,000	15,445,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.250%, VRD	6,450,000	6,450,000
Oyster Bay Bond Anticipation Notes,
1.250%, due 11/18/11	1,000,000	1,005,356
Oyster Bay Public Improvement,
3.000%, due 08/15/11	3,029,000	3,058,823
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue,
Series A,
0.200%, VRD	18,000,000	18,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project),
0.250%, VRD	3,875,000	3,875,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital),
Series C,
0.250%, VRD	6,680,000	6,680,000
Suffolk County Industrial Development Agency Civic Facilities Revenue (Touro College Project),
0.240%, VRD	3,815,000	3,815,000
Suffolk County Tax Anticipation Notes,
1.500%, due 09/13/11	4,000,000	4,020,152
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project),
Series A-2,
0.210%, VRD	800,000	800,000
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca),
Series B,
0.300%, VRD	3,850,000	3,850,000
Triborough Bridge & Tunnel Authority Revenues (General Purpose),
Series B,
0.320%, VRD	9,725,000	9,725,000
Triborough Bridge & Tunnel Authority Revenues Refunding,
Subseries B-2,
0.250%, VRD	10,190,000	10,190,000
Triborough Bridge & Tunnel Authority Revenue,
Series A,
0.280%, VRD	440,000	440,000

Total municipal bonds and notes (cost—$726,523,036)		726,523,036

Tax-exempt commercial paper—6.66%
Metropolitan Transportation Authority,
0.300%, due 04/07/11	7,000,000	7,000,000
0.300%, due 06/03/11	5,000,000	5,000,000
0.290%, due 06/07/11	5,000,000	5,000,000
New York State Dormitory Authority (Columbia University),
0.250%, due 06/09/11	19,780,000	19,780,000
New York State Power Authority,
0.280%, due 04/07/11	5,000,000	5,000,000
0.280%, due 04/08/11	4,800,000	4,800,000
0.300%, due 05/04/11	5,487,000	5,487,000

Total tax-exempt commercial paper (cost—$52,067,000)		52,067,000

Total investments (cost—$778,590,036 which approximates cost for federal income tax purposes)[3]—99.57%		778,590,036

Other assets in excess of liabilities—0.43%		3,332,585

Net assets (applicable to 782,042,798 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		781,922,621

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.13% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
[3]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund
Schedule of investments – March 31, 2011 (unaudited)

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2011 and reset periodically.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	—	726,523,036	—	726,523,036
Tax-exempt commercial paper	—	52,067,000	—	52,067,000

Total	—	778,590,036	—	778,590,036

Weighted average maturity — 14 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2010.

UBS Managed Municipal Trust

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 27, 2011